Commercial Mortgage Loans - Allowance for Credit Losses (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				$ 20,886	$ 921	$ 921
Increase/(decrease) for credit losses	$ (1,508)		$ 4,042	(3,839)	18,639	13,296	$ 3,007	$ 3,370
Ending balance		$ 20,886				20,886	921
Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				20,886	921	921
Increase/(decrease) for credit losses	(1,408)			(3,405)		13,181
Write offs	0			(289)		(427)
Ending balance		20,886				20,886	921
Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				665	0	0
Increase/(decrease) for credit losses	(100)	115		(434)
Ending balance		665				665	0
Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					550	550
Ending balance							550
Multifamily | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				3,095	322	322
Increase/(decrease) for credit losses	2,505			4,583		(447)
Write offs	0			(289)		0
Ending balance		3,095				3,095	322
Multifamily | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				85	0	0
Increase/(decrease) for credit losses	(33)	(154)		35
Ending balance		85				85	0
Multifamily | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					3,220	3,220
Ending balance							3,220
Multifamily | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					239	239
Ending balance							239
Retail | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				404	202	202
Increase/(decrease) for credit losses	(299)			(301)		(184)
Write offs	0			0		0
Ending balance		404				404	202
Retail | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				0	0	0
Increase/(decrease) for credit losses	0	(40)		0
Ending balance		0				0	0
Retail | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					386	386
Ending balance							386
Retail | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					40	40
Ending balance							40
Office | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				1,575	249	249
Increase/(decrease) for credit losses	(173)			(547)		(640)
Write offs	0			0		0
Ending balance		1,575				1,575	249
Office | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				47	0	0
Increase/(decrease) for credit losses	(10)	(103)		(19)
Ending balance		47				47	0
Office | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					1,966	1,966
Ending balance							1,966
Office | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					150	150
Ending balance							150
Industrial | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				3,795	23	23
Increase/(decrease) for credit losses	(409)			(3,596)		3,338
Write offs	0			0		0
Ending balance		3,795				3,795	23
Industrial | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				418	0	0
Increase/(decrease) for credit losses	(91)	388		(408)
Ending balance		418				418	0
Industrial | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					434	434
Ending balance							434
Industrial | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					30	30
Ending balance							30
Mixed Use | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				132	4	4
Increase/(decrease) for credit losses	55			308		119
Write offs	0			0		0
Ending balance		132				132	4
Mixed Use | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				14	0	0
Increase/(decrease) for credit losses	(4)	13		(6)
Ending balance		14				14	0
Mixed Use | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					9	9
Ending balance							9
Mixed Use | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					1	1
Ending balance							1
Hospitality | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				11,646	103	103
Increase/(decrease) for credit losses	(3,158)			(3,931)		11,231
Write offs	0			0		(427)
Ending balance		11,646				11,646	103
Hospitality | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				101	0	0
Increase/(decrease) for credit losses	38	44		(36)
Ending balance		101				101	0
Hospitality | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					739	739
Ending balance							739
Hospitality | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					57	57
Ending balance							57
Self Storage | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				117	0	0
Increase/(decrease) for credit losses	101			124		(282)
Write offs	0			0		0
Ending balance		117				117	0
Self Storage | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				0	0	0
Increase/(decrease) for credit losses	0	(28)		0
Ending balance		0				0	0
Self Storage | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					399	399
Ending balance							399
Self Storage | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					28	28
Ending balance							28
Manufactured Housing | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				122	18	18
Increase/(decrease) for credit losses	(30)			(45)		46
Write offs	0			0		0
Ending balance		122				122	18
Manufactured Housing | Commercial Portfolio Segment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				0	0	0
Increase/(decrease) for credit losses	$ 0	(5)		$ 0
Ending balance		$ 0				0	0
Manufactured Housing | Commercial Portfolio Segment | Transition Adjustment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					58	58
Ending balance							58
Manufactured Housing | Commercial Portfolio Segment | Transition Adjustment | Unfunded Loan Commitment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance					$ 5	$ 5
Ending balance							$ 5